Document and Entity Information	Nov. 14, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2024
Registrant Name	Fidelity Covington Trust
Central Index Key	0000945908
Investment Company Type	N-1A
Amendment Flag	false